GOODWILL	12 Months Ended
Sep. 30, 2012
GOODWILL [Abstract]
GOODWILL
9.	GOODWILL

Goodwill was comprised of the following:

	Year ended September 30
	2011				2012
			Gaokao				Gaokao
			re-take				re-take
	Online	Start-up	business -		Online	Start-up	business -
	education	training	Discontinued		education	training	Discontinued
	service	service	operations	Total	service	service	operations	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Gross amount
Beginning balance	5,377	1,647	2,188	9,212	5,642	1,761	2,262	9,665
Exchange Difference	265	114	74	453	84	24		108
Disposal	-	-	-	-	-	-	-2,262	-2,262

Ending balance	5,642	1,761	2,262	9,665	5,726	1,785	0	7,511

Accumulated impairment loss
Beginning balance	-	-	-1,424	-1424	-	-	-2,262	2,262
Charge for the year	-	-	-758	-758	-	-	-	-
Exchange Difference	-	-	-80	-80	-	-	-	-
Disposal	-	-	-	-	-	-	-2,262	-2,262

Ending balance	-	-	-2,262	-2,262	-	-	0	0
Goodwill, net	5,642	1,761	0	7,403	5,726	1,785	0	7,511

The Group tested its goodwill for impairment at the following reporting units level.

Online education service - This reporting unit provides online education services to its customers located in the PRC. It includes all the subsidiaries, the VIE and VIE's subsidiaries of the Group except for Zhengbao Yucai and Champion Xinlixiang. The goodwill arising from the acquisitions of the entities under this reporting unit is fully allocated to this reporting unit.

Start-up training service - This reporting unit provides start-up training services to the Group's customers located the PRC. It includes Zhengbao Yucai. The goodwill arising from the acquisitions of 60% equity interest in Zhengbao Yucai is fully allocated to this reporting unit.

Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group has not recorded any impairment of goodwill on online education service and start-up training service.

The reporting unit of Gaokao retake business was discontinued and accordingly the related goodwill was fully impaired at the end of the fiscal year 2011.(See note 4 and note 11)